Other Disclosures - Change in Level 3 (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jan. 02, 2018	Dec. 31, 2017
Level 2
Changes in financial instruments, Assets
Assets at beginning/end of period	€ 137,398		€ 124,178
Changes in financial instruments, Liabilities
Liabilities at beginning of period	153,600
Liabilities at end of period	125,046
Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	2,721	€ 2,764	€ 1,363
Purchases	120
Sales	(95)
Changes in fair value recognized in profit or loss	(14)
Changes in fair value recognized in equity	(215)
Level reclassifications into Level 3	43
Other	118
Changes in financial instruments, Liabilities
Liabilities at beginning of period	196
Sales	(26)
Changes in fair value recognized in profit or loss	(27)
Level reclassifications into Level 3	50
Liabilities at end of period	193
Financial liabilities held for trading | Level 3
Changes in financial instruments, Liabilities
Sales	(26)
Changes in fair value recognized in profit or loss	(27)
Level reclassifications into Level 3	50
Liabilities at end of period	179
Financial liabilities held for trading | Derivatives | Level 3
Changes in financial instruments, Liabilities
Sales	(26)
Changes in fair value recognized in profit or loss	(27)
Level reclassifications into Level 3	50
Liabilities at end of period	179
Financial liabilities held for trading | Swaps | Level 3
Changes in financial instruments, Liabilities
Sales	(6)
Changes in fair value recognized in profit or loss	(15)
Level reclassifications into Level 3	24
Liabilities at end of period	103
Financial liabilities held for trading | Exchange rate options | Level 3
Changes in financial instruments, Liabilities
Liabilities at end of period	9
Financial liabilities held for trading | Interest rate options | Level 3
Changes in financial instruments, Liabilities
Changes in fair value recognized in profit or loss	(1)
Liabilities at end of period	18
Financial liabilities held for trading | Index and securities options | Level 3
Changes in financial instruments, Liabilities
Sales	(20)
Changes in fair value recognized in profit or loss	(5)
Level reclassifications into Level 3	26
Liabilities at end of period	42
Financial liabilities held for trading | Other | Level 3
Changes in financial instruments, Liabilities
Changes in fair value recognized in profit or loss	(6)
Liabilities at end of period	7
Hedging derivatives, category | Level 3
Changes in financial instruments, Liabilities
Liabilities at end of period	7
Hedging derivatives, category | Swaps | Level 3
Changes in financial instruments, Liabilities
Liabilities at end of period	7
Financial liabilities designated at fair value through profit or loss | Level 3
Changes in financial instruments, Liabilities
Liabilities at end of period	7
Financial assets held for trading | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	456	437
Purchases	32
Sales	(14)
Changes in fair value recognized in profit or loss	(12)
Level reclassifications into Level 3	17
Other	(4)
Financial assets held for trading | Debt and equity instruments | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	34	32
Level reclassifications into Level 3	2
Financial assets held for trading | Derivatives | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	422	405
Purchases	32
Sales	(14)
Changes in fair value recognized in profit or loss	(12)
Level reclassifications into Level 3	15
Other	(4)
Financial assets held for trading | Swaps | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	173	189
Sales	(5)
Changes in fair value recognized in profit or loss	(11)
Financial assets held for trading | Exchange rate options | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	4	5
Other	(1)
Financial assets held for trading | Interest rate options | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	144	162
Sales	(3)
Changes in fair value recognized in profit or loss	(15)
Financial assets held for trading | Index and securities options | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	21	5
Purchases	10
Sales	(4)
Level reclassifications into Level 3	11
Other	(1)
Financial assets held for trading | Other | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	80	44
Purchases	22
Sales	(2)
Changes in fair value recognized in profit or loss	14
Level reclassifications into Level 3	4
Other	(2)
Hedging derivatives, category | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	17	18
Changes in fair value recognized in profit or loss	(1)
Hedging derivatives, category | Swaps | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	17	18
Changes in fair value recognized in profit or loss	(1)
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	1,136	1,050
Purchases	12
Sales	(16)
Changes in fair value recognized in profit or loss	(1)
Level reclassifications into Level 3	26
Other	65
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Loans and advances - Customers | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	143	150
Sales	(11)
Changes in fair value recognized in profit or loss	(1)
Other	5
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Debt instruments | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	518	518
Sales	(3)
Changes in fair value recognized in profit or loss	(21)
Level reclassifications into Level 3	26
Other	(2)
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Equity instruments | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	475	382
Purchases	12
Sales	(2)
Changes in fair value recognized in profit or loss	21
Other	62
Financial assets at fair value through other comprehensive income | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	1,107	€ 1,259
Purchases	76
Sales	(65)
Changes in fair value recognized in equity	(215)
Other	52
Financial assets designated at fair value through profit or loss | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	5
Other	5
Financial assets designated at fair value through profit or loss | Loans and advances - Customers | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	5
Other	€ 5